Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 17:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related parties consist of nine directors (including the CEO) serving on the Company’s board of directors and three key officers.

b.	Transactions with related parties:

1.	In February 2012, the Company’s Board approved an amendment and extension of the agreement with the Company’s CEO Dr. Ron Babecoff, dated April 2007. Pursuant to the amendment, the monthly salary of the Company’s CEO was increased by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012. In April 2012, the Company’s shareholders approved the agreement at a shareholders’ meeting. On January 18, 2015, the Company’s shareholders extended the agreement under the same terms for an additional five years.

In addition to an increase of salary, there was a provision for a payment in the event that a material agreement is signed between the Company and a third party during the term of the engagement or during a period of three years after the CEO’s termination by the Company. Pursuant to this provision, the CEO will be entitled to receive a bonus amounting to 1.75% of the monetary compensation payable to the Company under the material agreement.

On May 28, 2015, the Company’s Board of Directors approved an update of the terms and conditions of the Company’s CEO so that the monthly remuneration will be a total of NIS 80, and granted him options to purchase 2.5% of the Company’s issued and paid up capital on a fully diluted basis.

On March 2, 2021, Dr. Ron Babecoff has finished his duty as the Company’s CEO and continued as a Senior Advisor to the Company.

2.	In August 2014, the Company signed an employment agreement with the CFO at a 60% employment capacity for a period of 5 years, according to which the CFO shall be entitled to a monthly salary of NIS 10, and accordingly updated the management agreement to fees at the amount of NIS 2.5 for a period of five years. In addition, the CFO is entitled to receive a one-time cash payment of NIS 192.5 for the services provided in connection with the preparation and submission of the prospectus in the US and, in the event that the Company should complete a successful capital raise in the U.S. t, the CFO shall be entitled to receive a one-time payment of NIS 87.5. Furthermore, from the consummation of the offering, the monthly compensation under the services agreement will be increased to NIS 15,000.

3.	In August 2012, the Company approved the grant of future remuneration to four directors of the Company. The remuneration will be granted provided that a material agreement is signed between the Company and a third party during the director’s term with the Company that will entitle each of the four directors to receive a bonus of 0.5% of the monetary compensation that will be paid to the Company in the context of such material agreement. The bonus is not limited in amount and is not restricted to one material agreement.

4.	On January 21, 2021, the Company announced the appointment of Amir Reichman as its new CEO. Mr. Reichman and Dr. Ron Babecoff, its founder and former CEO, shared duties during a transition period while Mr. Reichman completed his former work obligations. Effective March 2, 2021, Mr. Reichman assumed the CEO position full time.

Mr. Reichman is entitled to an annual gross salary of $ 350. During the transition period between January 20, 2021, the date the agreement was signed, and March 2, 2021, Mr. Reichman was entitled to a pro-rated portion of this amount equal to 20% of his monthly salary.

The agreement also provides that Mr. Reichman is entitled to a one-time signing bonus at the gross lump sum amount of $ 50 and is eligible to receive an annual cash bonus of a gross amount equal to three to six monthly salaries to the extent Mr. Reichman meets annual objectives that shall be approved by the board of directors and by the shareholders. It is currently contemplated that the annual bonus would be (i) three monthly salaries for meeting a set of baseline annual objectives, and (ii) four to six monthly salaries for achieving a higher level of annual objectives. Under extraordinary circumstances reflecting performance by Mr. Reichman significantly above all such annual objectives, the board of directors may, in its sole discretion, consider an additional cash bonus of not more than an additional three monthly salaries (up to nine monthly salaries in total). The bonus amounts and annual objectives shall be subject to the terms of the Company’s Compensation Policy from time to time.

Furthermore, under the agreement Mr. Reichman is entitled to receive 600,000 RSUs (see also note 14m.) The ADSs underlying the RSUs may not be sold by Mr. Reichman during the term of his employment except that, commencing on the third anniversary of the Commencement Date, sales may be made pursuant to a Rule 10b5-1 plan, with the number of RSUs sold during any one year period not exceeding five percent of the vested RSUs held by Mr. Reichman at the time of such sales (the “Resale Limits”). If Mr. Reichman’s employment agreement is terminated by the Company for no cause prior to the fifth anniversary of the Commencement Date, the Resale Limits shall terminate. If Mr. Reichman’s employment agreement is terminated by Mr. Reichman or terminated by the Company for cause prior to the fifth anniversary of the Commencement Date, the Resale Limits shall continue until the earlier of (i) one year after such termination, or (ii) the fifth anniversary of the Commencement Date. The RSUs would be subject to accelerated vesting in the event of a change of control.

c.	Balances with related parties:

Payables
Key management personnel:

December 31, 2020	403
December 31, 2021	2,243

December 31, 2021 (convenience translation into U.S. dollars)	721

d.	Transactions with related parties:

	Research and development	Marketing, general and administrative
Key management personnel:

2019	5,395	3,653
2020	1,800	5,100
2021	1,439	13,052

2021 (convenience translation into U.S. dollars)	463	4,197

e.	Compensation of key officers:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to key officers.

Key officers employed by the Company:

				Convenience translation
	Year ended December 31,			Year ended December 31,
	2019	2020	2021	2021
	N I S			U.S. dollars

Salaries	1,399	3,790	4,732	1,521
Short-term employee benefits	1,855	824	1,655	532
Other employees’ benefits	110	161	155	50
Share-based compensation	3,684	2,125	7,949	2,556

	7,048	6,900	14,491	4,659

Number of key officers and directors	11	13	12	12